Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events

Note 20. Subsequent Events

The Company has evaluated subsequent events through the date of issuance of these unaudited condensed consolidated interim financial statements and determined that there have been no events that have occurred that would require adjustments to disclosures in the unaudited condensed consolidated interim financial statements except for the below items:

Merger Agreement

On October 22, 2025, Merger Sub merged with and into Fusemachines, the separate corporate existence of Merger Sub ceased to exist and Fusemachines was the surviving company and a wholly owned subsidiary of Pubco. Pubco’s common stock began trading on the Nasdaq Stock Market under the symbol “FUSE” on October 23, 2025.

Upon the closing of the Merger:

●	In connection with the Business Combination, CSLM Holdings, Inc. was renamed “Fusemachines Inc.” (“Pubco”), and Fusemachines Inc. was renamed “Fusemachines USA, Inc.”

●	On the Closing Date, (a) the shareholders of Fusemachines were issued an aggregate of 19,214,201 shares of New Fusemachines Common Stock, an aggregate of 693,420 shares of New Fusemachines Common Stock were reserved for issuance upon the exercise of stock options, and an aggregate of 122,211 shares of New Fusemachines Common Stock were reserved for issuance upon the exercise of common stock warrants; (b) the public shareholders of CSLM received an aggregate of 901,955 shares of New Fusemachines Common Stock, (c) all public rights were converted into 1,897,500 shares of New Fusemachines Common Stock; (d) New Fusemachines issued an aggregate of 4,743,750 shares of New Fusemachines Common Stock to private placement investors; (e) New Fusemachines issued an aggregate of 1,184,000 shares of New Fusemachines Common Stock, in connection with the PIPE Financing; and (f) the Sponsor Convertible Notes were exchanged for an aggregate of 408,639 newly-issued shares of New Fusemachines Common Stock.

●	Approximately $ 8.8 million in cash was received for the issuance of 884,000 shares of Fusemachines Pubco Common Stock. In addition, $ 3 million in cash was received under the contingent PIPE investment, resulting in the issuance of an additional 300,000 shares of Fusemachines Pubco Common Stock. Further Fusemachines Inc. received funds from a convertible note with an affiliate of the Sponsor in the principal amount of $2.2 million. On the Closing Date, the note was converted into a number of shares of Fusemachines Inc. Common Stock pursuant to the conversion terms of the convertible note agreement. The overall net proceeds received by Fusemachines Inc. for the issuance is approximately $ 9.4 million.

●	Approximately $11.0 million prepayment was made by CSLM to the Meteora Parties pursuant to the Forward Purchase Agreement, which was funded directly from the Trust Account at Closing.

●	For the promissory notes held at amortized cost issued to its Chief Executive Officer in 2024, principal and accrued and unpaid interest amounting to approximately $ 0.74 million was repaid in cash upon the Closing.

●	Each Fusemachines convertible note (including both related party and other convertible notes) that was issued and outstanding immediately prior to the Closing was converted into Fusemachines Common Stock of 8,048,770 shares in accordance with the applicable convertible note agreement and immediately following such conversion such Fusemachines Common Stock was converted into Fusemachines Pubco Common Stock in accordance with the Conversion Ratio specified in the Merger Agreement.

●	Subsequent to September 30, 2025, and upon the closing of the business combination, the Company settled its obligation through the issuance of 29,610 Fusemachines Pubco Common Stock shares (reflecting the 0.6580 Conversion Ratio applied to 45,000 Company shares) and a cash payment of $0.2 million.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

CSLM Acquisition Corp.

Ft. Lauderdale, Florida

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of CSLM Acquisition Corp. (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations, changes in class A ordinary shares subject to possible redemption and shareholders’ deficit, and cash flows for each of the years then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

Going Concern Uncertainties

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 1 to the consolidated financial statements, the Company has incurred losses from operations, and does not have sufficient cash to sustain its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 1 to the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ BDO USA, P.C.

We have served as the Company’s auditor since 2021.

New York, New York

April 11, 2025

CSLM ACQUISITION CORP.

CONSOLIDATED BALANCE SHEETS

	December 31,
	2024	2023
Assets:
Current assets:
Cash	$83,227	$138,283
Prepaid expenses	6,670	15,848
Due from related party	31,849	31,849
Other receivable, net of reserve for credit losses of $505,000	—	—
Marketable securities held in Trust Account	16,053,202	51,976,918

Total current assets	16,174,948	52,162,898

Total Assets	$16,174,948	$52,162,898

Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit
Current liabilities:
Accounts payable	$330,180	$132,349
Accrued expenses	968,615	471,830
Promissory note – related party	2,750,000	1,230,000
Accrued interest – related party	129,630	28,288
Deferred underwriting commissions	6,641,250	6,641,250

Total current liabilities	10,819,675	8,503,717

Total Liabilities	10,819,675	8,503,717

Commitments and Contingencies (Note 7)
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized, 1,372,687 and 4,772,187 and shares subject to redemption as of December 31, 2024 and 2023, respectively	16,053,202	51,976,918
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	—	—
Class A ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 4,743,749 issued and outstanding, excluding 1,372,687 and 4,772,187 shares subject to possible redemption at December 31, 2024 and 2023, respectively	474	474
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 1 share issued and outstanding as of December 31, 2024 and 2023	0	0
Additional paid-in capital	—	—
Accumulated deficit	(10,698,403)	(8,318,211)

Total Shareholders’ Deficit	(10,697,929)	(8,317,737)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$16,174,948	$52,162,898

The accompanying notes are an integral part of these consolidated financial statements

CSLM ACQUISITION CORP.

CONSOLIDATED STATEMENTS OF OPERATIONS

	For the Year Ended December 31,
	2024	2023
Insurance expense	$214,185	$477,750
Legal and accounting expenses	1,253,545	644,515
Dues and subscriptions	170,745	256,333
Administrative expenses – related party	120,000	240,000
Interest expense – related party	101,343	28,288
Formation, general and administrative expenses	374	1,552

Operating expenses	1,860,192	1,648,438

Loss from operations	(1,860,192)	(1,648,438)

Other income (expense):
Realized gain on marketable securities held in Trust Account	—	2,538,270
Dividends on marketable securities held in Trust Account	2,032,507	3,736,950
Covenant fees	505,000	—
Provision for credit losses	(505,000)	—

Total other income, net	2,032,507	6,275,220

Net income	$172,315	$4,626,782

Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	3,527,561	12,826,933
Basic and diluted net income per share, Class A ordinary shares stock subject to redemption	$0.47	$0.42
Basic and diluted weighted average shares outstanding, non-redeemable Class A ordinary shares	4,743,749	2,222,414
Basic and diluted net loss per share, non-redeemable Class A ordinary shares	$(0.31)	$(0.28)
Basic and diluted weighted average shares outstanding, non-redeemable Class B ordinary shares	1	2,521,336
Basic and diluted net loss per share, non-redeemable Class B ordinary shares	$(0.31)	$(0.06)

The accompanying notes are an integral part of these consolidated financial statements

CSLM ACQUISITION CORP.

CONSOLIDATED STATEMENTS OF CHANGES IN CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT

FOR THE YEAR ENDED DECEMBER 31, 2024

	Class A Temporary Shares		Class A Ordinary Shares		Class B Ordinary Shares		Additional Paid-in	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Deficit
Balance as of January 1, 2024	4,772,187	$51,976,918	4,743,749	$474	1	$0	$—	$(8,318,211)	$(8,317,737)
Redemption of Class A ordinary shares	(3,399,500)	(38,596,223)	—	—	—	—	—	—	—
Sponsor waiver of administrative services fees	—	—	—	—	—	—	120,000	—	120,000
Remeasurement of Class A ordinary shares subject to redemption	—	2,672,507	—	—	—	—	(120,000)	(2,552,507)	(2,672,507)
Net income	—	—	—	—	—	—	—	172,315	172,315

Balance – December 31, 2024	1,372,687	$16,053,202	4,743,749	$474	1	$0	$—	$(10,698,403)	$(10,697,929)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Class A Temporary Shares		Class A Ordinary Shares		Class B Ordinary Shares		Additional Paid-in	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Deficit
Balance as of January 1, 2023	18,975,000	$194,767,885	—	$—	4,743,750	$474	$—	$(6,489,773)	$(6,489,299)
Redemption of Class A ordinary shares	(14,202,813)	(149,486,187)	—	—	—	—	—	—	—
Conversion of Sponsor Class B ordinary shares to Class A ordinary shares	—	—	4,743,749	474	(4,743,749)	(474)	—	—	—
Sponsor waiver of administrative services fees	—	—	—	—	—	—	240,000	—	240,000
Remeasurement of Class A ordinary shares subject to redemption	—	6,695,220	—	—	—	—	(240,000)	(6,455,220)	(6,695,220)
Net income	—	—	—	—	—	—	—	4,626,782	4,626,782

Balance – December 31, 2023	4,772,187	$51,976,918	4,743,749	$474	1	$0	$—	$(8,318,211)	$(8,317,737)

The accompanying notes are an integral part of these consolidated financial statements

CSLM ACQUISITION CORP.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Year Ended December 31,
	2024	2023
Cash Flows from Operating Activities:
Net income	$172,315	$4,626,782
Adjustments to reconcile net income to net cash provided by operating activities:
Realized gains on marketable securities held in Trust Account	—	(2,538,270)
Accrued dividends on marketable securities held in Trust Account	170,488	(230,530)
Sponsor waiver of administrative services fees	120,000	240,000
Changes in current assets and current liabilities:
Prepaid expenses	9,178	478,996
Accounts payable	197,831	124,164
Accrued expenses	496,785	163,864
Accrued offering costs	—	(279,678)
Accrued interest – related party	101,342	28,288
Due from related party	—	(3,387)

Net cash provided by operating activities	1,267,939	2,610,229
Cash Flows from Investing Activities:
Purchase of treasury and other marketable securities	(2,842,995)	(396,313,420)
Proceeds from redemption of treasury securities	38,596,223	541,873,187

Net cash provided by investing activities	35,753,228	145,559,767
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	1,520,000	1,230,000
Payment of redemptions to Class A ordinary shareholders	(38,596,223)	(149,486,187)

Net cash used in financing activities	(37,076,223)	(148,256,187)
Net Change in Cash	(55,056)	(86,191)
Cash – Beginning	138,283	224,474

Cash-Ending	$83,227	$138,283

Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A ordinary shares subject to possible redemption	$2,672,507	$6,695,220
Reserve for credit losses	$505,000	$—
Sponsor capital contribution for waiver of administrative services fees	$120,000	$240,000

The accompanying notes are an integral part of these consolidated financial statements

CSLM ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 23. Subsequent Events

The Company has evaluated subsequent events through the date of issuance of these consolidated financial statements, and determined that there have been no events that have occurred that would require adjustments to disclosures in the consolidated financial statements except for the below items:

Amendment of the maturity date and conversion option

On January 31, 2025, the company entered into an amendment agreement of the convertible note payable to Dolma. Pursuant to the amendment agreement, the maturity date was revised to February 28, 2026.

Pursuant to the amendment agreement, it was agreed that if the Company enters into a SPAC Business Combination Agreement at any time while the Notes are outstanding, any portion of the Aggregate Notes Amount that is not redeemed or repaid in connection or prior to the closing of the SPAC Transaction will convert, without any required action by the Holder, into shares of Common Stock immediately prior to the consummation of the SPAC Transaction contemplated by the SPAC Business Combination Agreement at a conversion rate that is derived from a Company valuation of $85,000,000, on a fully-diluted basis (provided that the Notes will be deemed have converted simultaneously with all other convertible notes being converted in connection the SPAC Transaction)

Revision of PIPE investment amount

On February 4, 2025, CSLM entered into a second amendment to the original merger agreement dated January 22, 2024 to amend the definition of the “PIPE Investment amount” to mean the sum of (i) $8,840,000 and (ii) the contingent PIPE Investment amount, if any.

Waiver of covenant fees

On February 4, 2025, the company, CSLM Acquisition Corp. and CSLM merger sub inc. entered into a second amendment to the original merger agreement dated January 22, 2024. The amendment specifically deleted Section 7.3 of the original agreement, which had stipulated a delay fee in the event the Company failed to deliver the audited 2023 financial statements to the CSLM by the PCAOB audit deadline.

Under the terms of the original agreement, the Company was required to provide the audited financial statements no later than February 29, 2024, or incur delay fees as mentioned in the agreement.

The Company had covenanted to provide the audited financial statements no later than February 29, 2024, however, provided the audited financial statements to CSLM in September 2024. As a result, the Company has recorded $505.0 thousand of deferred transaction costs on the consolidated financial statement as of December 31, 2024.

Pursuant to the second amendment the delay fee provision is eliminated and provides the Company with relief from future penalties related to the delivery of the 2023 financial statements. Subsequent to the year ended December 31, 2024, the company shall record waiver which will have no impact in the subsequent consolidated statement of profit and loss as the amount of provision will be eliminated from the deferred transaction cost and from the Accounts Payable, Accrued expense and other current liabilities in the Consolidated Balance Sheets.

February 2025 Convertible note

In connection with the second amendment to the Merger Agreement, an entity provided financing to Fusemachines in the amount of $2,160,000, in exchange for a convertible note which note shall convert into shares of common stock of Fusemachines at a price of $0.44 per share (a) automatically at the time of the Business Combination, or (b) on July 12, 2025 at the option of the holder, if not, then payable in cash.

Amendment of the maturity date

On February 4, 2025, the maturity date of January 2024 convertible note was extended to July 12, 2025 pursuant to the second amendment.

On February 12, 2025, an amendment to the seven promissory notes was entered into between the company and the CEO, Mr. Sameer Maskey. As per the original agreement, the maturity date was earlier of (1) the occurrence of an Event of Default and (2) December 31, 2024. Pursuant to the amendment agreement, the maturity date was extended to earlier of (1) the occurrence of an Event of Default and (2) December 31, 2025.

On April 4, 2025, the maturity date of April 2024 convertible note was extended to April 5, 2026 from the maturity date of April 5, 2025 pursuant to the original agreement.

Amendment of the conversion price

On February 5, 2025, the conversion price of the April 2024 Convertible Promissory Notes with principal amount of $125,000, the June 2024 Convertible Promissory Note with principal amount of $130,000 and two September 2024 Convertible Promissory Notes with principal amount of $ 100,000 each was amended to $3.15 from the original conversion price of $4.94.

Issuance of convertible promissory note

On February 24, 2025, the company entered into a convertible promissory note amounting to $180,000 with an interest rate of 4.71% and maturity date of February 19, 2028. Upon closing of the merger agreement, the Note shall automatically convert into the number of shares of Common Stock equal to the then outstanding Obligations under the note divided by the applicable Conversion Price i.e., $3.15.

Fusemachines Inc. and Subsidiaries

Condensed Consolidated Interim Balance Sheets

(all amounts in USD, in thousands, except number of shares and per share data)

	September 30,	December 31,
	2025	2024
	(Unaudited)
Assets
Current Assets:
Cash and cash equivalents	106	500
Accounts receivable, current, net	1,237	1,427
Unbilled revenue	47	113
Deferred transaction costs	1,871	1,865
Prepaid expenses and other current assets	259	219
Total current assets	3,520	4,124
Property and equipment, net	274	348
Intangible assets, net	192	187
Accounts receivable, net	-	4
Deferred tax asset	10	10
Operating lease right-of-use assets	775	870
Other assets	12	5
Total assets	4,783	5,548
Liabilities and stockholders’ deficit
Current liabilities:
Accounts payable	8,517	6,537
Accrued expenses and other current liabilities	4,112	3,700
Deferred revenue	-	54
Convertible notes payable, at fair value, current	9,480	8,986
Convertible notes payable, current	455	255
Related party convertible notes payable, at fair value, current	7,530	-
Related party loan payable, current	700	700
Operating lease liability, current	82	74
Total current liabilities	30,876	20,306
Related party convertible notes payable, at fair value	-	6,524
Convertible notes payable	180	200
Warrant liability	850	945
Cumulative mandatorily redeemable common and preferred stock liability	1,034	1,000
Operating lease liability	783	878
Total liabilities	33,723	29,853
Commitments and contingencies (Note 16)
Stockholders’ deficit:
Convertible preferred stock ($0.00001 par value, 9,076,734 shares authorized as of September 30,2025 and December 31, 2024; 9,043,234 shares issued and outstanding as of September 30,2025 and December 31, 2024	7,865	7,865
Common stock ($0.00001 par value, 24,200,000 shares authorized as of September 30,2025 and December 31, 2024; 12,729,805 and 11,716,680 shares issued, and 12,062,805 shares and 11,039,388 outstanding as of September 30,2025 and December 31, 2024, respectively)	2	2
Treasury stock, at cost (667,000 and 667,000 as of September 30,2025 and December 31, 2024, respectively)	(2,903)	(2,903)
Additional paid in capital	5,268	4,698
Accumulated deficit	(39,430)	(34,217)
Accumulated other comprehensive income	258	250
Total stockholders’ deficit	(28,940)	(24,305)
Total liabilities and stockholders’ deficit	4,783	5,548

The accompanying notes are an integral part of these condensed consolidated interim financial statements.

Fusemachines Inc. and Subsidiaries

Condensed Consolidated Interim Statements of Operations and Comprehensive Loss

(all amounts in USD, in thousands, except number of shares and per share data)

	Nine months Ended September 30,
	2025	2024
	(Unaudited)
Revenue	5,779	6,641
Cost of revenue	(2,488)	(3,019)
Gross profit	3,291	3,622
Operating expenses:
Selling and marketing	934	1,550
General and administrative	5,131	8,170
Research and development	489	555
Total operating expenses	6,554	10,275
Loss from operations	(3,263)	(6,653)
Other (expense) income:
Interest expense	(213)	(161)
Loss on extinguishment of convertible notes payable / notes payable	(391)	(549)
Loss on extinguishment of payable	-	(70)
Gain/(Loss) on change in fair value of convertible notes and warrant liability	(1,405)	(4,337)
Other (expense) income	59	(91)
Total other (expense)/income, net	(1,950)	(5,208)
Loss before income taxes	(5,213)	(11,861)
Provision for income tax	-	(72)
Equity in earnings of investee, net of income tax provision of $0 and $0, respectively	-	(1)
Net loss	(5,213)	(11,934)
Other comprehensive income (loss)
Change in foreign currency translation adjustment	8	50
Total comprehensive loss	(5,205)	(11,884)
Net loss per share - basic and diluted	(0.46)	(1.14)
Weighted-average common shares outstanding - basic and diluted	11,255,399	10,424,137

The accompanying notes are an integral part of these condensed consolidated interim financial statements.

Fusemachines Inc. and Subsidiaries

Condensed Consolidated Interim Statements of Stockholders’ Deficit

(all amounts in USD, in thousands, except number of shares and per share data)

	Convertible preferred stock		Common stock		Treasury Stock		Additional paid-in	Accumulated	Accumulated other comprehensive	Total Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	capital	deficit	income	deficit
Balance at December 31, 2024	9,043,234	$7,865	11,039,388	$2	667,000	(2,903)	$4,698	$(34,217)	$250	$(24,305)
Stock-based compensation	-	-	-	-	-	-	176	-	-	176
Net loss	-	-	-	-	-	-	-	(5,213)	-	(5,213)
Issuance of shares upon repayment and forgiveness of 2023 Promissory Notes	-	-	10,292	0	-	-	3	-	-	3
Issuance of common stock upon cashless exercise	-	-	1,133,537	0	-	-	707	-		707
Shares withheld related to cashless exercise	-	-	(120,412)	(0)	-	-	(707)	-		(707)
Loss from extinguishment of convertible notes payable	-	-	-	-	-	-	391	-	-	391
Foreign currency translation	-	-	-	-	-	-	-	-	8	8
Balance at September 30, 2025 (unaudited)	9,043,234	$7,865	12,062,805	$2	667,000	$(2,903)	$5,268	$(39,430)	$258	$(28,940)

	Convertible preferred stock		Common stock		Treasury Stock		Additional paid-in	Accumulated	Accumulated other comprehensive	Total Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	capital	deficit	income	Deficit
Balance at December 31, 2023	9,043,234	$7,865	9,220,534	$2	-	-	$2,307	$(18,834)	$193	$(8,467)
Stock-based compensation	-	-	-	-	-	-	976	-	-	976
Net loss	-	-	-	-	-	-	-	(11,934)	-	(11,934)
Common stock repurchase	-	-	(667,000)	(0)	667,000	(2,903)	-	-	-	(2,903)
Exercise of stock options	-	-	26,146	0	-	-	12	-	-	12
Gain on extinguishment recorded as a capital transaction	-	-	-	-	-	-	343	-	-	343
Issuance of shares upon repayment of 2023 Promissory Notes	-	-	24,28,833	0	-	-	888	-	-	888
Premium from extinguishment of payable							70			70
Foreign currency translation	-	-	-	-	-	-	-	-	49	49
Balance at September 30, 2024 (unaudited)	9,043,234	$7,865	1,10,08,513	$2	667,000	$(2,903)	$4,596	$(30,767)	$242	$(20,965)

The accompanying notes are an integral part of these condensed consolidated interim financial statements.

Fusemachines Inc. and Subsidiaries

Condensed Consolidated Interim Statements of Cash Flows

(all amounts in USD, in thousands)

	Nine months ended September 30,
	2025	2024
	(Unaudited)
Cash flows from operating activities
Net loss	(5,213)	(11,934)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	73	84
Amortization of intangible asset	66	42
Provision for credit losses	46	455
Stock-based compensation	176	976
Amortization of right-of-use assets	65	88
Changes in fair value of Convertible Notes at Fair Value	1,500	3,806
Change in fair value of common stock warrant liability	(95)	531
Accretion of cumulative mandatorily redeemable common and preferred stock liability	71	57
Equity method investment obtained in exchange for services	-	(104)
Equity in earnings of investee	-	1
Loss on extinguishment of convertible notes payable	391	549
Loss on extinguishment of payable	-	70
Unrealized Foreign exchange gain/(loss)	(7)	47
Changes in operating assets and liabilities:
Accounts receivable, current, net	87	(1,298)
Unbilled revenue	56	(37)
Prepaid expenses and other current assets	(44)	(33)
Accounts receivable, net	4	12
Other assets	(7)	(59)
Accounts payable	1,989	3,087
Operating lease liabilities	(53)	(71)
Accrued expenses and other current liabilities	461	1,223
Deferred revenue	(54)	(2)
Net cash used in operating activities	(488)	(2,510)
Cash flows from investing activities
Costs capitalized for internally developed software	(72)	(107)
Purchases of property and equipment	(8)	(51)
Payment made to capital creditors	-	-
Disposal of property and equipment	-	3
Net cash used in investing activities	(80)	(155)
Cash flows from financing activities
Proceeds from convertible notes payable	180	455
Proceeds from related party loan payable	-	600
Proceeds from convertible notes payable, at fair value	-	6,500
Payments on notes payable, net of penalty and lender fees	-	(3,000)
Payment of deferred transaction costs	(5)	(2)
Common stock repurchase	-	(2,000)
Exercise of stock options	-	12
Net cash provided by financing activities	175	2,565
Effect of exchange rate changes on cash and cash equivalents	(1)	-
Net change in cash and cash equivalents	(394)	(100)
Cash and cash equivalents at beginning of the period	500	266
Cash and cash equivalents at end of the period	106	166
Supplemental disclosures of cash flow information
Cash paid for interest	-	25
Cash paid for income taxes	18	7
Non-cash investing and financing activities:
Waiver of deferred transaction costs as of the end of the period	505	-
Unpaid deferred transaction costs as of the end of the period	507	1,177
Common Stock issued upon cashless exercise of stock options	707	-
Purchase of property and equipment through capital advances	-	-
Issuance of shares vested upon repayment and forgiveness of 2023 Promissory Notes	3	888
Settlement of non-recourse 2023 promissory note in exchange for common stock repurchase consideration	-	903
(Loss) / Gain on extinguishment of debt (Refer Note no. 9 - Long Term Debt)	(391)	-
Investment in Equity securities	-	104

The accompanying notes are an integral part of these condensed consolidated interim financial statements.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

CSLM Acquisition Corp [Member]
Subsequent Events

NOTE 10 - SUBSEQUENT EVENTS

On October 3, 2025, the Company deposited $15,000 into the Company’s trust account in order to further extend the amount of time it has available to complete a business combination to October 18, 2025.

On October 14, 2025, as approved by its shareholders at the Final Extension Meeting held on October 14, 2025 the Company, and its trustee, Continental Stock Transfer & Trust Company amended the Investment Management Trust Agreement, dated as of January 12, 2022, as amended (the “Trust Agreement”), in order to allow the Company to extend the time to complete a business combination on a semi-month basis, until December 18, 2025 by placing into the Company’s Trust Account the lesser of $0.02 per non-redeemed Class A Ordinary Share (as defined below), or $15,000. At the Meeting, the shareholders of the Company approved by a special resolution, to amend Trust Agreement to extend the time by which the Company has to consummate a business combination until December 18, 2025 in accordance with the Company’s Amended and Restated Memorandum and Articles of Association, adopted by special resolution dated January 5, 2022, as amended.

In connection with the Final Extension Meeting, on October 16, 2025, the Company deposited $15,000 into the Company’s Trust Account to extend the time it has to complete its business combination until November 3, 2025.

On October 22, 2025, the Business Combination was consummated whereby (a) Merger Sub merged with and into Fusemachines with Fusemachines as the surviving corporation and becoming a wholly-owned subsidiary of Pubco; (b) the issued and outstanding shares of Fusemachines were exchanged for $200,000,000 in the form of newly-issued shares of Pubco common stock valued at $10.00 per share. On the Closing Date, (a) the shareholders of Fusemachines were issued an aggregate of 19,214,201 shares of New Fusemachines Common Stock, an aggregate of 693,420 shares of New Fusemachines Common Stock were reserved for issuance upon the exercise of stock options, and an aggregate of 122,211 shares of New Fusemachines Common Stock were reserved for issuance upon the exercise of common stock warrants; (b) the public shareholders of CSLM received an aggregate of 901,955 shares of New Fusemachines Common Stock, (c) all public rights were converted into 1,897,500 shares of New Fusemachines Common Stock; (d) New Fusemachines issued an aggregate of 4,743,750 shares of New Fusemachines Common Stock to private placement investors; (e) New Fusemachines issued an aggregate of 1,184,000 shares of New Fusemachines Common Stock, in connection with the PIPE Financing; and (f) the Sponsor Convertible Notes were exchanged for an aggregate of 408,639 newly-issued shares of New Fusemachines Common Stock.

On October 23, 2025, the Company paid an aggregate of $1,222,631 to the Class A ordinary shareholders who redeemed 99,187 Class A ordinary shares in connection with the Approval Meeting on July 28, 2025.

NOTE 10 — SUBSEQUENT EVENTS

On January 16, 2025, the Company deposited $30,000 into the Company’s trust account in order to further extend the amount of time it has available to complete a business combination to February 18, 2025.

On February 4, 2025, the Company issued a third amended and restated promissory note (the “3rd A&R WC Promissory Note”) pursuant to which the Company may borrow up to an aggregate principal amount of $3,000,000. The 3rd A&R Promissory Note additionally includes a conversion feature whereby, notwithstanding the foregoing in the event of the Business Combination, the outstanding balance may be repaid at the Sponsor’s discretion, in cash or $1,491,000 of the principal and accrued and unpaid interest shall be converted in to the Company’s Class A ordinary shares at a share price of four dollars ($4.00), the balance of which shall be payable in cash at the closing of the Business Combination.

On February 4, 2025, Fusemachines, the Company, and CSLM Merger Sub, Inc. entered into the 2nd Amendment which amends the Original Merger Agreement. The 2nd Amendment (a) amends the definition of the “PIPE Investment Amount” to mean the sum of (i) $8,840,000, and (ii) the Contingent PIPE Investment Amount, if any; and (b) removes the delay fees incurred in connection with delivery of Fusemachines’ financial statements.

In connection with the 2nd Amendment, the Sponsor Affiliate, provided financing to Fusemachines in the amount of $2,160,000, in exchange for the Escrow Note. The funds from the Escrow Note shall be put in an escrow account held at CST pursuant to the Escrow Agreement and shall be released to the Surviving Corporation upon the consummation of the Business Combination. In addition, the maturity dates on the two promissory notes issued by Fuse to the Sponsor Affiliate on January 25, 2024 in the amounts of $4.5 million and $2 million, were extended to July 12, 2025.

On February 4, 2025, in connection with the 2nd Amendment, the parties to the Subscription Agreement, entered into an the Subscription Agreement Amendment.

On February 18, 2025, the Company deposited $30,000 into the Company’s trust account in order to further extend the amount of time it has available to complete a business combination to March 18, 2025.

On March 14, 2025, the Company deposited $30,000 into the Company’s trust account to further extend the amount of time it has available to complete a business combination to April 18, 2025 (see Note 9).

CSLM ACQUISITION CORP.

CONDENSED CONSOLIDATED BALANCE SHEETS

	September 30, 2025 (unaudited)	December 31, 2024
Assets:
Current assets:
Cash	$9,284	$83,227
Prepaid expenses	21,484	6,670
Due from related party	32,546	31,849
Other receivable, net of reserve for credit losses of $0 and $505,000 as of September 30, 2025 and December 31, 2024, respectively	-	-
Marketable securities held in trust account	12,289,337	16,053,202
Total current assets	12,352,651	16,174,948
Total Assets	$12,352,651	$16,174,948
Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit
Current liabilities:
Accounts payable	$351,472	$330,180
Accrued expenses	1,941,000	968,615
Promissory note - related party	3,665,000	2,750,000
Accrued interest - related party	242,207	129,630
Forward purchase agreement prepayment payable	11,005,073	-
Forward purchase agreement liability	18,842,073	-
Share redemptions payable	1,222,631	-
Deferred underwriting commissions	6,641,250	6,641,250
Total current liabilities	43,910,706	10,819,675
Total Liabilities	43,910,706	10,819,675
Commitments and Contingencies (Note 7)
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized, 901,955 and 1,372,687 shares subject to redemption as of September 30, 2025 and December 31, 2024, respectively	11,066,706	16,053,202
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	-	-
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 4,743,749 issued and outstanding, excluding 901,955 and 1,372,687 shares subject to possible redemption as of September 30, 2025 and December 31, 2024, respectively	474	474
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 1 share issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	0	0
Share subscription receivable	(11,005,073)	-
Additional paid-in capital	1,262,193	-
Accumulated deficit	(32,882,355)	(10,698,403)
Total Shareholders’ Deficit	(42,624,761)	(10,697,929)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$12,352,651	$16,174,948

The accompanying notes are an integral part of the unaudited condensed consolidated financial statements.

CSLM ACQUISITION CORP.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

(unaudited)

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Insurance expense	$45,000	$50,072	$135,522	$164,185
Dues and subscriptions	130,793	73,370	199,785	140,971
Administrative expenses - related party	30,000	30,000	90,000	90,000
Legal and accounting expenses	884,768	432,298	1,376,774	946,736
Interest, general and administrative expenses	42,098	27,287	112,606	69,615
Operating expenses	1,132,659	613,027	1,914,687	1,411,507
Loss from operations	(1,132,659)	(613,027)	(1,914,687)	(1,411,507)
Other (loss) income:
Loss on extinguishment of debt	-	-	(1,822,844)	-
Financing expense	(17,573,073)	-	(17,573,073)	-
Change in fair value of forward purchase agreement liability	(1,269,000)	-	(1,269,000)	-
Dividends on marketable securities held in Trust Account	134,827	480,118	473,930	1,849,140
Covenant fees	-	210,000	-	435,000
Credit losses	-	(210,000)	-	(435,000)
Total other income (loss), net	(18,707,246)	480,118	(20,190,987)	1,849,140
Net (loss) income	$(19,839,905)	$(132,909)	$(22,105,674)	$437,633
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	983,565	3,220,241	1,241,554	4,251,096
Basic and diluted net (loss) income per share, Class A ordinary shares stock subject to redemption	$(3.29)	$0.10	$(3.23)	$0.36
Basic and diluted weighted average shares outstanding, non-redeemable Class A ordinary shares	4,743,749	4,743,749	4,743,749	4,743,749
Basic and diluted net loss per share, non-redeemable Class A ordinary shares	$(3.50)	$(0.10)	$(3.82)	$(0.23)
Basic and diluted weighted average shares outstanding, non-redeemable Class B ordinary shares	1	1	1	1
Basic and diluted net loss per share, non-redeemable Class B ordinary shares	$(3.50)	$(0.10)	$(3.82)	$(0.23)

The accompanying notes are an integral part of the unaudited condensed consolidated financial statements.

CSLM ACQUISITION CORP.

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CLASS A ORDINARY SHARES

SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT

(unaudited)

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2025

	Class A Temporary Equity		Class A Ordinary Shares		Class B Ordinary Shares		Share Subscription	Additional Paid-in	Accumulated	Shareholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Receivable	Capital	Deficit	Deficit
Balance as of January 1, 2025	1,372,687	$16,053,202	4,743,749	$474	1	$0	-	$-	$(10,698,403)	$(10,697,929)
Substantial premium on promissory note issuance	-	-	-	-	-	-	-	1,822,844	-	1,822,844
Sponsor waiver of administrative services fees	-	-	-	-	-	-	-	30,000	-	30,000
Remeasurement of Class A ordinary shares subject to redemption	-	258,558	-	-	-	-	-	(180,280)	(78,278)	(258,558)
Net loss	-	-	-	-	-	-	-	-	(2,061,897)	(2,061,897)
Balance as of March 31, 2025 (unaudited)	1,372,687	16,311,760	4,743,749	474	1	$0	-	1,672,564	(12,838,578)	(11,165,540)
Sponsor waiver of administrative services fees	-	-	-	-	-	-	-	30,000	-	30,000
Remeasurement of Class A ordinary shares subject to redemption	-	260,544	-	-	-	-	-	(260,544)	-	(260,544)
Net loss	-	-	-	-	-	-	-	-	(203,872)	(203,872)
Balance as of June 30, 2025 (unaudited)	1,372,687	16,572,304	4,743,749	474	1	0	-	1,442,020	(13,042,450)	(11,599,956)
Forward purchase agreement	-	-	-	-	-	-	(11,005,073)	-	-	(11,005,073)
Redemption of Class A ordinary shares	(470,732)	(5,715,425)	-	-	-	-	-	-	-	-
Sponsor waiver of administrative services fees	-	-	-	-	-	-	-	30,000	-	30,000
Remeasurement of Class A ordinary shares subject to redemption	-	209,827	-	-	-	-	-	(209,827)	-	(209,827)
Net loss	-	-	-	-	-	-	-	-	(19,839,905)	(19,839,905)
Balance as of September 30, 2025 (unaudited)	901,955	$11,066,706	4,743,749	$474	1	$0	$(11,005,073)	$1,262,193	$(32,882,355)	$(42,624,761)

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2024

	Class A Temporary Equity		Class A Ordinary Shares		Class B Ordinary Shares		Share Subscription	Additional Paid-in	Accumulated	Shareholders’
	Shares	Amount	Shares	Receivable	Shares	Amount	Receivable	Capital	Deficit	Deficit
Balance as of January 1, 2024	4,772,187	$51,976,918	4,743,749	$474	1	$0	$-	$-	$(8,318,211)	$(8,317,737)
Sponsor waiver of administrative services fees	-	-	-	-	-	-	-	30,000	-	30,000
Remeasurement of Class A ordinary shares subject to redemption	-	889,342	-	-	-	-	-	(30,000)	(859,342)	(889,342)
Net income	-	-	-	-	-	-	-	-	148,092	148,092
Balance as of March 31, 2024 (unaudited)	4,772,187	52,866,260	4,743,749	474	1	0	-	-	(9,029,461)	(9,028,987)
Sponsor waiver of administrative services fees	-	-	-	-	-	-	-	30,000	-	30,000
Remeasurement of Class A ordinary shares subject to redemption	-	899,680	-	-	-	-	-	(30,000)	(869,680)	(899,680)
Net income	-	-	-	-	-	-	-	-	422,450	422,450
Balance as of June 30, 2024 (unaudited)	4,772,187	53,765,940	4,743,749	474	1	0	-	-	(9,476,691)	(9,476,217)
Redemption of Class A ordinary shares	(3,399,500)	(38,596,223)	-	-	-	-	-	-	-	-
Sponsor waiver of administrative services fees	-	-	-	-	-	-	-	30,000	-	30,000
Remeasurement of Class A ordinary shares subject to redemption	-	610,118	-	-	-	-	-	(30,000)	(580,118)	(610,118)
Net loss	-	-	-	-	-	-	-	-	(132,909)	(132,909)
Balance as of September 30, 2024 (unaudited)	1,372,687	$15,779,835	4,743,749	$474	1	$0	$-	$-	$(10,189,718)	$(10,189,244)

The accompanying notes are an integral part of the unaudited condensed consolidated financial statements.

CSLM ACQUISITION CORP.

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

(unaudited)

	For the Nine Months Ended September 30,
	2025	2024
Cash Flows from Operating Activities:
Net (loss) income	$(22,105,674)	$437,633
Adjustments to reconcile net income to net cash used in operating activities:
Loss on extinguishment of debt	1,822,844	-
Financing expense	17,573,073	-
Change in fair value of FPA liability	1,269,000	-
Accrued dividends on marketable securities held in Trust Account	19,247	165,645
Sponsor waiver of administrative services fees	90,000	90,000
Changes in current assets and current liabilities:
Prepaid expense	(14,814)	(12,754)
Accounts payable	21,292	232,110
Accrued expenses	972,385	371,606
Accrued interest - related party	112,577	69,615
Due from related party	(697)	-
Net cash (used in) provided by operating activities	(240,767)	1,353,855
Cash Flows from Investing Activities:
Purchase of treasury and other marketable securities	(748,176)	(2,564,785)
Proceeds from redemption of treasury and other marketable securities	4,492,794	38,596,223
Net cash used in investing activities	3,744,618	36,031,438
Cash Flows from Financing Activities:
Payment of redemptions to Class A ordinary shareholders	(4,492,794)	(38,596,223)
Proceeds from promissory note - related party	915,000	1,120,000
Net cash provided by financing activities	(3,577,794)	(37,476,223)
Net Change in Cash	(73,943)	(90,930)
Cash - Beginning of the period	83,227	138,283
Cash - End of the period	$9,284	$47,353
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A ordinary shares subject to possible redemption	$728,929	$2,399,140
Substantial premium on promissory note issuance	$1,822,844	$-
Share redemptions payable	$1,222,631	$-
Share subscription receivable	$11,005,073	$-
Forward purchase agreement prepayment payable	$11,005,073	$-
Initial fair value of forward purchase agreement liability	$17,573,073	$-
Reserve for credit losses	$-	$435,000

The accompanying notes are an integral part of the unaudited condensed consolidated financial statements.

CSLM ACQUISITION CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS SEPTEMBER 30, 2025

(unaudited)